Cash At Bank And Restricted Cash - Disclosure of Restricted Cash (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash from consolidated structured entities	¥ 24,903,595	¥ 14,581,753
Deposits for borrowings
Deposits held on behalf of platform investors	1,791,455	7,997,940
Others	715,559	449,895
Restricted cash	¥ 30,453,539	¥ 23,029,588